Note 4 - Fair Value Measurements (Details) - Assets Measured at Fair Value on a Nonrecurring Basis - Fair Value, Measurements, Nonrecurring [Member] - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014
Note 4 - Fair Value Measurements (Details) - Assets Measured at Fair Value on a Nonrecurring Basis [Line Items]
Asset Class	$ 392	$ 538
Impaired Loans [Member]
Note 4 - Fair Value Measurements (Details) - Assets Measured at Fair Value on a Nonrecurring Basis [Line Items]
Asset Class	392	433
Other Real Estate Owned [Member]
Note 4 - Fair Value Measurements (Details) - Assets Measured at Fair Value on a Nonrecurring Basis [Line Items]
Asset Class		105
Fair Value, Inputs, Level 3 [Member]
Note 4 - Fair Value Measurements (Details) - Assets Measured at Fair Value on a Nonrecurring Basis [Line Items]
Asset Class	392	538
Fair Value, Inputs, Level 3 [Member] | Impaired Loans [Member]
Note 4 - Fair Value Measurements (Details) - Assets Measured at Fair Value on a Nonrecurring Basis [Line Items]
Asset Class	$ 392	433
Fair Value, Inputs, Level 3 [Member] | Other Real Estate Owned [Member]
Note 4 - Fair Value Measurements (Details) - Assets Measured at Fair Value on a Nonrecurring Basis [Line Items]
Asset Class		$ 105